Long-Term Incentive Plan, Equity Incentive Plan and Other Compensatory Awards (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Long-term Purchase Commitment [Line Items]
Compensation Cost Recognition Period		1 month 6 days
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross	222,500	1,038,000	2,271,500
Equity Incentive Plan [Member]
Long-term Purchase Commitment [Line Items]
Shares authorized, shares available for grant		3,000,000
Ending Balance, shares available for grant		2,990,000
Long Term Incentive Plan [Member]
Long-term Purchase Commitment [Line Items]
Shares authorized, shares available for grant		10,500,000
Ending Balance, shares available for grant		1,457,382
Number Of Share Options Exercised		531,802
Balance Outstanding (Number of shares)		8,520,816
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award		Option terms are set by the Board of Directors for each option grant, and generally vest immediately upon grant or over a period of time ranging up to three years, are exercisable in whole or installments, and expire ten years from the date of grant.
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 0.45	$ 1.19
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross		2,271,500	35,602
Long Term Incentive Plan [Member] | Equity Incentive Plan [Member]
Long-term Purchase Commitment [Line Items]
Balance Outstanding (Number of shares)		8,520,816	7,866,953
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options		$ 675,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		10 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value		712,000	1,828,000
Share Based Compensation Arrangement By Share Based Payment Award Unamortized Compensation Granted		$ 6,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross		1,038,000